	Putnam Retirement Advantage 2030 Fund
	The fund's portfolio
	5/31/22 (Unaudited)
		Shares	Value
	Multi-Asset Income Funds (8.9%)*
	Putnam Multi-Asset Income Fund Class P(AFF)†	109,157	$1,083,928

	Total Multi-Asset Income Funds (cost $1,180,157)		$1,083,928
	Asset Allocation Funds (86.3%)*
	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	547,766	$8,211,010
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	217,446	2,274,485

	Total Asset Allocation Funds (cost $11,901,525)		$10,485,495
	Fixed Income Funds (4.8%)*
	Putnam Short Term Investment Fund Class G(AFF)	578,600	$578,600

	Total Fixed Income Funds (cost $578,600)		$578,600

	Total Investments (cost $13,660,282)		$12,148,023
*	Percentages indicated are based on net assets of $12,149,001.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through May 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
†	Effective July 12, 2022, the fund changed its name from Putnam Income Strategies Portfolio to Putnam Multi-Asset Income Fund.
(AFF)	Affiliated Company.
Security valuation: The price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3	Total
	Putnam Retirement Advantage 2030 Fund	$10,485,495	$1,662,528	$—	$12,148,023

Affiliated transactions
Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Putnam Retirement Advantage 2030 Fund
Affiliates	Fair value as of 8/31/21	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 5/31/22	Fair value as of 5/31/22
Putnam Multi-Asset Income Fund Class P	$775,905	$773,170	$330,396	$6,627	$34,863	$(4,246)	$(130,505)	109,157	$1,083,928
Putnam Dynamic Asset Allocation Balanced Fund Class P	9,187,872	5,389,913	4,313,877	97,312	999,428	37,254	(2,090,152)	547,766	8,211,010
Putnam Dynamic Asset Allocation Conservative Fund Class P	1,206,697	2,009,495	637,693	25,636	52,070	(27,985)	(276,029)	217,446	2,274,485
Putnam Short Term Investment Fund Class G	513,645	288,242	223,287	1,028	—	—	—	578,600	578,600

Totals	$11,684,119	$8,460,820	$5,505,253	$130,603	$1,086,361	$5,023	$(2,496,686)		$12,148,023
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com